SCHEDULE OF WARRANT RESERVE (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrant Liabilities And Warrant Reserve
At beginning of year		$ 73,930
Warrant reserve capitalized in the year		(73,930)
At end of year